UNITED
               STATES SECURITIES AND
               EXCHANGE COMMISSION
                     Washington, D.C.

                     20549

                            Form 13F

                       Form 13F COVER

PAGE

Report for the Calendar Year or Quarter
Ended: December 31, 1999 Check here if
Amendment [ X ]; Amendment Number: 4
    This Amendment  (Check only one.): [
                    X] is a restatement.
                                   [
] adds new holdings entries.
Institutional Investment Manager Filing
this Report: Name:  Marsh & McLennan
Companies, Inc.
Address:  1166 Avenue of the Americas
          New York, New York  10036


Form 13F File Number:    28 - 93

The institutional investment manager
filing this report and the person by
whom it is signed hereby represent that
the person signing the report is
authorized to submit it, that all
information contained herein is true,
correct and complete, and that it is
understood that all required items,
statements, schedules, lists, and
tables, are considered integral parts
of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:     Mark J. Dallara
Title:    Vice President
Phone:    (212) 345-5512

Signature, Place and Date of Signing:

   /s/ Mark J. Dallara_______________
                   New
York, NY_______________
1/24/2000_
  [Signature]
[City, State]
[Date]

Report Type    (Check only one.):

[    ]    13F HOLDINGS REPORT.  (Check
here if all
holdings of
this reporting manager are reported in
this report.)

[ X ]     13F NOTICE.   (Check here if no
holdings
reported are
     in this report, and all holdings are
     reported by other reporting manager
     (s).)

[    ]    13F COMBINATION REPORT.  (Check
here if a
portion of
     the holdings for this reporting
     manager are reported in this report
     and a portion are reported by other
     reporting manager (s).)

List of Other Managers Reporting for
this Manager:
     Form 13F File Number         Name
     28 - 90
Putnam Investment
Management,
     Inc.